Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000249928 [Member] | Trane Technologies PLC [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[1]
C000249928 [Member] | Cadence Design Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[1]
C000249928 [Member] | ASML Holding NV ADR [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[1]
C000249928 [Member] | Intel Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[1]
C000249928 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[1]
C000249928 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[1]
C000249928 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[1]
C000249928 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[1]
C000249928 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[1]
C000249928 [Member] | Alphabet Inc Class C NVS [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[1]
C000249928 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.30%	[1]
C000249928 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.90%	[1]
C000249928 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%	[1]
C000249928 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%	[1]
C000249928 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%	[1]
C000249930 [Member] | Intel Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[2]
C000249930 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[2]
C000249930 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[2]
C000249930 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[2]
C000249930 [Member] | Nvidia Corp [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%	[2]
C000249930 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[2]
C000249930 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[2]
C000249930 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[2]
C000249930 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[2]
C000249930 [Member] | Snowflake Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[2]
C000249930 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	52.30%	[2]
C000249930 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%	[2]
C000249930 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[2]
C000249930 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%	[2]
C000249930 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[2]
C000249930 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[2]
C000249930 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[2]
C000249930 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[2]
C000249930 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[2]
C000249930 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[2]
C000251727 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[3]
C000251727 [Member] | Nvidia Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[3]
C000251727 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[3]
C000251727 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[3]
C000251727 [Member] | Lumentum Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[3]
C000251727 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[3]
C000251727 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[3]
C000251727 [Member] | Tower Semiconductor Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[3]
C000251727 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[3]
C000251727 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[3]
C000251727 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	83.40%	[3]
C000251727 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[3]
C000251727 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[3]
C000251727 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[3]
C000251727 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[3]
C000251728 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[4]
C000251728 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[4]
C000251728 [Member] | Nvidia Corp [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%	[4]
C000251728 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[4]
C000251728 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[4]
C000251728 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[4]
C000251728 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[4]
C000251728 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[4]
C000251728 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[4]
C000251728 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[4]
C000251728 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	81.60%	[4]
C000251728 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[4]
C000251728 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[4]
C000251728 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[4]
C000251728 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[4]
C000251728 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[4]
C000260347 [Member] | Rocket Lab Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[5]
C000260347 [Member] | Boeing Co The [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[5]
C000260347 [Member] | Rheinmetall AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[5]
C000260347 [Member] | Mitsubishi Heavy Industries Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[5]
C000260347 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[5]
C000260347 [Member] | Northrop Grumman Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[5]
C000260347 [Member] | General Dynamics Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[5]
C000260347 [Member] | Palantir Technologies Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[5]
C000260347 [Member] | Lockheed Martin Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[5]
C000260347 [Member] | RTX Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[5]
C000260347 [Member] | Energy Equipment And Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[5]
C000260347 [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[5]
C000260347 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[5]
C000260347 [Member] | Metals And Mining [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[5]
C000260347 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[5]
C000260347 [Member] | Professional Services [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[5]
C000260347 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[5]
C000260347 [Member] | Software [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[5]
C000260347 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%	[5]
C000260347 [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Total Investments	69.60%	[5]
C000260347 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[5],[6]
C000261957 [Member] | Union Pacific Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[7]
C000261957 [Member] | Aena SME SA [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[7]
C000261957 [Member] | American Electric Power Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[7]
C000261957 [Member] | Xcel Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[7]
C000261957 [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[7]
C000261957 [Member] | Canadian Pacific Kansas City Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[7]
C000261957 [Member] | Williams Companies Inc The [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[7]
C000261957 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[7]
C000261957 [Member] | Transurban Group [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[7]
C000261957 [Member] | National Grid PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[7]
C000261957 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	34.30%	[7]
C000261957 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%	[7]
C000261957 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[7],[8]
C000261957 [Member] | Transportation Infrastructure [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%	[7]
C000261957 [Member] | Ground Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%	[7]
C000261957 [Member] | Multi Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[7]
C000261957 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[7]
C000261957 [Member] | Gas Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[7]
C000261957 [Member] | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[7]
C000261957 [Member] | Independent Power and Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[7]
C000261957 [Member] | Media [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[7]
C000264683 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Percent of Net Long Exposure	50.90%
Percent of Net Short Exposure	49.10%
C000264683 [Member] | Interest Rate Swaps [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Percent of Net Long Exposure
Percent of Net Short Exposure	3.00%
C000264683 [Member] | Equity Swaps [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.30%
Percent of Net Long Exposure	17.40%
Percent of Net Short Exposure	16.90%
C000264683 [Member] | Total Return Swaps [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[9]
Percent of Net Long Exposure	0.00%	[9]
Percent of Net Short Exposure
C000264683 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[9]
Percent of Net Long Exposure	0.00%	[9]
Percent of Net Short Exposure
C000264683 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Percent of Net Long Exposure	14.00%
Percent of Net Short Exposure
C000264683 [Member] | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
Percent of Net Long Exposure	11.30%
Percent of Net Short Exposure	11.40%
C000264683 [Member] | Credit Default Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Percent of Net Long Exposure	0.20%
Percent of Net Short Exposure	13.50%
C000264683 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Percent of Net Long Exposure	8.00%
Percent of Net Short Exposure	4.30%
C000265272 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[10]
C000265272 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[10]
C000265272 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[10]
C000265272 [Member] | Alphabet Inc Class C NVS [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[10]
C000265272 [Member] | Nvidia Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[10]
C000265272 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[10]
C000265272 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[10]
C000265272 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[10]
C000265272 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[10]
C000265272 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[10]
C000265272 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	34.30%	[10]
C000265272 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[10]
C000265272 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%	[10]
C000265272 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%	[10]
C000265272 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%	[10]
C000265272 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[10]
C000265272 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[10]
C000265272 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[10]
C000265272 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[10]
C000265272 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[10]
C000265272 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[10]
C000271214 [Member] | Banco Santander SA [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[11]
C000271214 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[11]
C000271214 [Member] | Nestle SA Registered [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[11]
C000271214 [Member] | Siemens AG Registered [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[11]
C000271214 [Member] | Roche Holding AG NVS [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[11]
C000271214 [Member] | Novartis AG Registered [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[11]
C000271214 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[11]
C000271214 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[11]
C000271214 [Member] | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[11]
C000271214 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[11]
C000271214 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[11],[12]
C000271214 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	15.60%	[11]
C000271214 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	8.80%	[11]
C000271214 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.90%	[11]
C000271214 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.50%	[11]
C000271214 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.40%	[11]
C000271214 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	22.80%	[11]
C000271214 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.50%	[11]
C000271214 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.70%	[11]
C000271214 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.20%	[11]
C000271214 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.50%	[11]

[1]	Excludes money market funds.
[2]	Excludes money market funds.
[3]	Excludes money market funds.
[4]	Excludes money market funds.
[5]	Excludes money market funds.
[6]	Ten largest industries are presented. Additional industries are found in Other.
[7]	Excludes money market funds.
[8]	Ten largest industries are presented. Additional industries are found in Other.
[9]	Rounds to less than 0.1%.
[10]	Excludes money market funds.
[11]	Excludes money market funds.
[12]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.